Income Tax - Additional Information (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Temporary tax differences between assets and liabilities
Total unrecognized temporary differences	$ 82,116	$ 81,788
Non-capital loss carryforwards subject to expiration	52,576	36,903
Non-capital loss carryforwards that do not expire	2,292
Capital loss carry-forward
Temporary tax differences between assets and liabilities
Total unrecognized temporary differences	21,542	20,059
Capital loss carried forward indefinitely and can only be realized against future capital gains
Temporary tax differences between assets and liabilities
Total unrecognized temporary differences	$ 21,542	$ 20,059